Forfeiture Shares (Tables)	12 Months Ended
Dec. 31, 2023
Forfeiture Shares [Abstract]
Schedule of Fair Value of Forfeited Shares	The fair value of the Forfeiture Shares was computed using the following key assumptions:
	December 31, 2023	December 31, 2022
Stock price	2.45	5.37
Expected term (years)	0.75-1.75	1.75-2.75
Expected volatility	30.95%-60.31%	51.37%-53.53%
Risk-free interest rate	4.37%-5.03%	4.27%-4.49%

Schedule of Changes in Fair Value of Forfeited Shares	The table below sets forth a summary of the changes in the fair value of the Forfeiture Shares classified as Level 3:
	Year ended December 31, 2023	Year ended December 31, 2022
	U.S. dollars in thousands
Balance at beginning of year	1,751	4,658
Changes in fair value	(1,713)	(2,907)
Balance at end of year	38	1,751